SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATES
	December 31,
	2020	2021
SGD to HKD Year End	5.9220	5.8300
SGD to HKD Average Rate	5.7065	5.8348
SGD to USD Year End	0.7467	0.7396
SGD to USD Average Rate	0.7251	0.7450

SCHEDULE OF ESTIMATED USEFUL LIVES
Category	Estimated useful lives

Land use right	Over the lease term
Leasehold buildings	30 years
Plant and machinery	5 to 10 years
Equipment, furniture and fittings	1-5 years